Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	POS AM
Registrant Name	Oklo Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001849056
Amendment Flag	true
Amendment Description	The original registration statement (the "Existing Registration Statement") of Oklo Inc. ("Oklo" or the "Company") on Form S 1 (File No. 333 280344) declared effective by the Securities and Exchange Commission (the "SEC") on September 18, 2024, to which this Registration Statement is a Post-Effective Amendment No. 2 (this "Registration Statement"), covered the offer and sale from time to time by the selling securityholders listed in the Existing Registration Statement (the "Selling Holders") or their permitted transferees of up to 62,440,080 shares (the "Resale Securities") of the Company's Class A Common Stock, $0.0001 par value ("Common Stock") consisting of (a) 40,940,778 shares of Common Stock issued to Selling Holders in exchange for outstanding shares Legacy Oklo common stock (as defined below) in connection with the closing of the Business Combination (as defined herein) (the "Closing") at an equity consideration value of $10.00 per share by certain of the Selling Holders named in this prospectus; (b) 1,450,000 shares of Common Stock issued to AltC Sponsor LLC ("Sponsor") that were originally purchased at a price of $10.00 per share in connection with the Company's initial public offering (the "Company IPO"); (c) 12,500,000 shares of Common Stock issued to Sponsor that were originally purchased at a price of $0.0006 per share in connection with the Company IPO; and (d) 7,549,302 shares of Common Stock (the "Earnout Shares"), issuable to certain of the Selling Holders upon the satisfaction of certain price targets. This Post-Effective Amendment No. 2 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of the securities registered by the Existing Registration Statement. All filing fees payable in connection with the registration of the securities covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.